Related party balances and transactions - Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Related party balances and transactions
Total revenues	$ 847,858	$ 771,530	[1]	$ 662,226	[1]
Related Party
Related party balances and transactions
Revenues	757,790	682,986		552,310
Sales of goods revenues
Related party balances and transactions
Total revenues	703,093	611,245	[1]	467,403	[1]
Sales of goods revenues | Related Party
Related party balances and transactions
Total revenues	622,115	531,994		383,228
Automotive computing platform
Related party balances and transactions
Total revenues	627,067	536,582		385,886
Automotive computing platform | Related Party
Related party balances and transactions
Revenues	621,422	531,416		379,382
SoC Core Modules
Related party balances and transactions
Total revenues	74,910	73,944		70,140
SoC Core Modules | Related Party
Related party balances and transactions
Revenues	63	224		58
Automotive merchandise and other products
Related party balances and transactions
Total revenues	1,116	719		11,377
Automotive merchandise and other products | Related Party
Related party balances and transactions
Revenues	630	354		3,788
Automotive merchandise and other products | Related Party | Zhejiang Huanfu
Related party balances and transactions
Revenues	0	0		148
Automotive merchandise and other products | Related Party | Hubei ECARX
Related party balances and transactions
Revenues	0	0		1
Software license revenues
Related party balances and transactions
Total revenues	29,698	42,455	[1]	62,796	[1]
Software license revenues | Related Party
Related party balances and transactions
Total revenues	27,555	34,332		41,389
Software license revenues | Related Party | Zhejiang Huanfu
Related party balances and transactions
Total revenues	0	5,550		11,292
Software license revenues | Related Party | Xingji Meizu
Related party balances and transactions
Total revenues	0	0		2,117
Service revenues
Related party balances and transactions
Total revenues	115,067	117,830	[1]	132,027	[1]
Service revenues | Related Party
Related party balances and transactions
Total revenues	108,120	116,660		127,693
Automotive computing Platform – Design and development service
Related party balances and transactions
Total revenues	69,827	78,470		94,641
Automotive computing Platform – Design and development service | Related Party
Related party balances and transactions
Revenues	63,518	78,020		94,398
Automotive computing Platform – Design and development service | Related Party | Zhejiang Huanfu
Related party balances and transactions
Revenues	0	13,458		0
Automotive computing Platform – Design and development service | Related Party | Xingji Meizu
Related party balances and transactions
Revenues	2,778	0		0
Connectivity service
Related party balances and transactions
Total revenues	36,834	34,112		31,142
Connectivity service | Related Party
Related party balances and transactions
Revenues	36,356	34,102		28,139
Other services
Related party balances and transactions
Total revenues	8,406	5,248		6,244
Other services | Related Party
Related party balances and transactions
Revenues	8,246	4,538		5,156
Other services | Related Party | Zhejiang Huanfu
Related party balances and transactions
Revenues	$ 0	$ 15		$ 620

[1]	Restated (refer to Note 2(c))